Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Sapiens Technologies (1982) Ltd. ("Sapiens Technologies"), a subsidiary incorporated in Israel, was partially financed under programs sponsored by the Israel Innovation Authority ("IIA"), formerly the Office of the Chief Scientist, for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the IIA, the Company agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the IIA reached in January 2012.

The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

Royalty expense amounted to $488, $414 and $471 in 2017, 2018 and 2019, respectively, and are included in cost of revenues.

As of December 31, 2019, the Company had a contingent liability to pay royalties of up to $6,299.

b.	The Company provided bank guarantees in the amount of $811 as security for the rent to be paid for its leased offices. The bank guarantees are valid through February 2020 and thereafter will be renewed for the same amount through February 2021. As of December 31, 2019, the Company provided bank guarantees of $129 as security for the performance of various contracts with customers and suppliers.

c.	In accordance with the indenture for the Series B Debentures, the Company is required to meet certain financial covenants. See Note 10 above.

d.	Contingent purchase obligations

As part of the Company's acquisitions in recent years, the Company has several contingent earn-out obligations depending on retention and performance criteria. Refer to Note 1 for further information.